Intangible Assets and Others, net	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets and Others, net
Note 14 - Intangible Assets and Others, net

A.         Composition:

	Licenses and frequencies	Information systems	Software	Customer acquisition cost	Goodwill	Customer relations and other	Total
	NIS millions
Cost
Balance as of January 1, 2019	552	296	41	258	809	315	2,271
Additions	-	84	9	138	-	-	231
Deductions	-	(65)	(13)	-	-	(6)	(84)

Balance as of December 31, 2019	552	315	37	396	809	309	2,418

Additions	38	64	2	131	-	-	235
Business combination	45	-	8	62	754	146	1,015
Discontinunce of consolidation	-	(14)	-	(3)	-	-	(17)
Deductions	-	(62)	(8)	-	-		(70)
Balance as of December 31, 2020	635	303	39	586	1,563	455	3,581

Accumulated depreciation
Balance as of January 1, 2019	416	115	23	107	-	312	973
Depreciation for the year	15	78	7	126	-	3	229
Deduction of depreciation	-	(60)	(12)	-	-	(6)	(78)

Balance as of December 31, 2019	431	133	18	233	-	309	1,124

Depreciation for the year	16	94	6	132	-	7	255
Business combination	45	-	2	43	-	-	90
Discontinunce of consolidation	-	(6)	-	(1)	-	-	(7)
Deduction of depreciation	-	(62)	(7)	-	-	-	(69)
Balance as of December 31, 2020	492	159	19	407	-	316	1,393

Amortized balance as of January 1, 2019	136	181	18	151	809	3	1,298
Amortized balance as of December 31, 2019	121	182	19	163	809	-	1,294
Amortized balance as of December 31, 2020	143	144	20	179	1,563	139	2,188

The Group purchases in the ordinary course of business some of its Intangible assets on credit. The cost of acquisitions, which has not yet been paid at the reporting date, amounted to ILS 67 million (December 31, 2019 and 2018, ILS 34 million and ILS 37 million, respectively).

B.         Impairment testing for cash-generating units containing goodwill

The recoverable amount of each of the Company's cash-generating units was evaluated by the company with the assistance of an independent external appraiser using the Value In Use model which was calculated using discounted cash flows method based on a projected five-year cash flows. The five-year projected cash flows were estimated in light of the long-term growth rate. The Company used a relevant discount rate, which reflected the specific risks associated with the future cash flows of its cash-generating units. The carrying amount of the goodwill allocated to the cellular-segment and fixed-line segment as of December 31, 2020 amount ILS 831 million and ILS 732 million, respectively.

Actual results may differ from those assumed in the Company's valuation method. It is reasonably possible that the Company's assumptions described above could change in future periods. If any of these were to vary materially from the Company's plans, it may record impairment of goodwill in the future.

 These assumptions are as follows:

	Cash generating unit	Cash generating unit
	Cellular segment	Fixed-line segment
Pre-tax discount rate	9.1%	9.2%
Terminal value growth rate	1.5%	1.5%
Market share	30.0%	N/	R
ARPU	NIS 52.5	N/	R

1.	The discount rate and the terminal value growth rate are denominated in real terms.
2.	The cash generating units have cash flows for 5 years, as included in their discounted cash flow model.
3.	The long-term growth rate has been determined as 1.5% which represents, among others, the natural population growth rate.
4.
The pre-tax discount rate is estimated and calculated using several assumptions, among others, cash generating units' Cost of Equity, risk premium for normative debt leveraging of the Group and estimates of the normative leverage ratio for the industry.

5.	ARPU (Average revenue per user) in terminal year (except revenue from hosting services and national roaming services), in NIS.

  Sensitivity to changes in assumptions

The estimated recoverable amount of the cash generating units exceeds their carrying amount by approximately NIS 839 million and NIS 393 million in Cellular segment and Fixed-line segment respectively. Management has identified key assumptions for which there reasonably could be a possible change that could cause the carrying amount to exceed the recoverable amount. The table below shows the amount that these assumptions are required to change individually in order for the estimated recoverable amount to be equal to the carrying amount:

	Cash generating unit	Cash generating unit
	Cellular segment	Fixed-line segment
Pre-tax discount rate	10.8%	10.7%
Terminal value growth rate	(1.16)%	(0.1)%
Market share	28.1%	N/	R
ARPU	NIS 50.5	N/	R

Based on the above valuation performed, the Company concluded that the recoverable amount of its cash generating units as of December 31, 2020, is higher than their carrying amount and thus, no impairment was recognized.

Determination of the fair value of cash generating units requires significant discretion, including considerations regarding the appropriate capital rates, final growth rates, weighted costs of capital and, the amount and timing of the expected future cash flows. the Company will continue to monitor the recoverable amount of its cash generating units to determine whether events and changes in circumstances such as deterioration in the business climate or operating results, continuous decline in the share price, changes in management’s business strategy or downward adjustments to the Company’ cash flows projections, warrant further impairment testing in future periods.